Income from operations - Other business income (expenses) (Detail) - EUR (€) € in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income from operations [Abstract]
Gains on disposals of investments		€ 45	€ 15	€ 1
Losses on disposals of investments		(0)	5	4
Gains on disposals of non-current assets		20	96	4
Losses on disposals of non-current assets		1	1	1
Gains on disposals of other remaining business		23	41	13
Losses on disposals of other remaining business		32	62	17
Impairment of goodwill	[1]		(9)	(1)
Other gains (losses), total		55	76	(6)
Other income		88	152	17
Other expense, by function		€ 33	€ 76	€ 23

[1]	Further information on goodwill movement can be found in Goodwill